Premises, Equipment and Leases (Future Minimum Lease Payments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rent expense, operating leases	$ 2,900,000	$ 3,100,000	$ 3,000,000
2013	2,504,000
2014	2,341,000
2015	2,262,000
2016	2,126,000
2017	1,958,000
Thereafter	17,000,000
Total minimum lease payments	$ 28,191,000